Vessels under construction (Details Narrative) (USD $) In Thousands, unless otherwise specified		9 Months Ended			1 Months Ended			0 Months Ended				0 Months Ended
	Dec. 31, 2013 Integer	Dec. 31, 2013 Ultramax Vessels DWT	Dec. 31, 2013 Kamsarmax Vessels DWT	Dec. 31, 2013 Capesize Vessels DWT	Feb. 28, 2014 Subsequent Event [Member] DWT	Jan. 31, 2014 Subsequent Event [Member]	Mar. 27, 2014 Subsequent Event [Member] Ultramax Vessels Integer	Mar. 27, 2014 Subsequent Event [Member] Ultramax Vessels Minimum [Member] DWT	Mar. 27, 2014 Subsequent Event [Member] Ultramax Vessels Maximum [Member] DWT	Mar. 27, 2014 Subsequent Event [Member] Kamsarmax Vessels Integer	Jan. 31, 2014 Subsequent Event [Member] Kamsarmax Vessels Integer	Mar. 27, 2014 Subsequent Event [Member] Kamsarmax Vessels Minimum [Member] DWT	Mar. 27, 2014 Subsequent Event [Member] Kamsarmax Vessels Maximum [Member] DWT	Mar. 27, 2014 Subsequent Event [Member] Capesize Vessels DWT Integer	Mar. 15, 2014 Subsequent Event [Member] Capesize Vessels Integer	Jan. 31, 2014 Subsequent Event [Member] Capesize Vessels Integer
Vessels under construction	$ 371,692
Number of building for which Initial Installment is paid	54
Contracts to acquire New Vessels	79						28			23	2			28	5	20
DWT		1,734,800	1,889,200	5,040,000	1,261,000			60,200	64,000			81,600	84,000	180,000
Aggregate Purchase Price of New Vessels	3,071,470					1,172,700									306,000
Purchase price paid for New Vessels	$ 371,582